Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets		€ 65,864	€ 52,387
Trading securities, assets		65,863	52,387
Other trading assets		1	0
Positive market values from derivative financial instruments		1,824	940
Non-trading financial assets mandatory at fair value through profit and loss		1,451	1,346
Financial assets designated at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		22,621	21,901
Other financial assets at fair value		1,211	1,460
Total financial assets held at fair value		92,972	78,034
Financial liabilities held at fair value:
Trading liabilities		33,740	30,765
Trading securities, liabilities		33,739	30,765
Other trading liabilities		1	0
Negative market values from derivative financial instruments		2,751	2,238
Financial liabilities designated at fair value through profit or loss		0	0
Investment contract liabilities		0	0
Other financial liabilities at fair value		471	539
Total financial liabilities held at fair value		36,962	33,543
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets		83,400	78,237
Trading securities, assets		69,671	69,507
Other trading assets		13,729	8,730
Positive market values from derivative financial instruments		246,068	282,927
Non-trading financial assets mandatory at fair value through profit and loss		110,683	107,173
Financial assets designated at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		15,803	16,806
Other financial assets at fair value	[1]	587	(1,135)
Total financial assets held at fair value		456,540	484,008
Financial liabilities held at fair value:
Trading liabilities		10,225	12,614
Trading securities, liabilities		8,940	11,073
Other trading liabilities		1,285	1,542
Negative market values from derivative financial instruments		225,534	265,464
Financial liabilities designated at fair value through profit or loss		99,509	87,479
Investment contract liabilities		451	454
Other financial liabilities at fair value	[1]	1,498	3,101
Total financial liabilities held at fair value		337,217	369,113
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets		8,852	9,148
Trading securities, assets		3,170	2,964
Other trading assets		5,682	6,184
Positive market values from derivative financial instruments		8,193	7,933
Non-trading financial assets mandatory at fair value through profit and loss		5,920	5,805
Financial assets designated at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		3,161	3,383
Other financial assets at fair value		22	12
Total financial assets held at fair value		26,148	26,281
Financial liabilities held at fair value:
Trading liabilities		25	119
Trading securities, liabilities		25	26
Other trading liabilities		0	93
Negative market values from derivative financial instruments		7,328	8,707
Financial liabilities designated at fair value through profit or loss		5,273	4,569
Investment contract liabilities		0	0
Other financial liabilities at fair value	[2]	(5)	(13)
Total financial liabilities held at fair value		€ 12,621	€ 13,382

[1]	Predominantly relates to derivatives qualifying for hedge accounting
[2]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and the classification presented in this table is consistent with the classification of the host contract